Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases	Leases:
As a lessee, we have a relatively small portfolio of leases with the most significant being our 60% undivided interest in Scherer Unit No. 2 and railcar leases for the transportation of coal. We also have various other leases of minimal value.
We classify our four Scherer Unit No. 2 leases as finance leases and our railcar leases as operating leases. We have made an accounting policy election not to recognize right-of-use assets and lease liabilities that arise from short-term leases, leases having an initial term of 12 months or less, for any class of underlying asset. We recognize lease expense for short-term leases on a straight-line basis over the lease term. Lease expense recognized for our short-term leases during 2023 and 2022 was insignificant.
Finance Leases
Three of our Scherer Unit No. 2 finance leases have lease terms through December 31, 2027, and one lease extends through June 30, 2031. At the end of the leases, we can elect at our sole discretion to:
•Renew the leases for a period of not less than one year and not more than five years at fair market value,
•Purchase the undivided interest at fair market value, or
•Redeliver the undivided interest to the lessors.
For rate-making purposes, we include the actual lease payments for our finance leases in our cost of service. The difference between lease payments and the aggregate of the amortization on the right-of-use asset and the interest on the finance lease obligation is recognized as a regulatory asset. Finance lease amortization is recorded in depreciation and amortization expense.
Operating Leases
Our railcar operating leases have terms that extend through November 30, 2028. At the end of the railcar operating leases, we can renew at terms mutually agreeable by us and the lessors, purchase the assets or return the assets to the lessors. We have additional operating leases including one for office equipment that has a term extending through October 31, 2028 and one for real property at one of our electric generating facilities that has a term extending through February 2042 with one renewal option for a 20-year term.
The exercise of renewal options for our finance and operating leases is at our sole discretion.
As all of our operating leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at the time new lease agreements are entered into or reassessed to determine the present value of lease payments.
We combine lease and nonlease components for all lease agreements.

Classification	2023	2022
	(dollars in thousands)
Right-of-use assets - Finance leases
Right-of-use assets	$302,732	$302,732
Less: Accumulated provision for depreciation	(278,586)	(272,876)
Total finance lease assets	$24,146	$29,856

Lease liabilities - Finance leases
Obligations under finance leases	$43,586	$52,937
Long-term debt and finance leases due within one year	9,351	8,398
Total finance lease liabilities	$52,937	$61,335

Classification	2023	2022
	(dollars in thousands)
Right-of-use assets - Operating leases
Electric plant in service, net	$6,587	$3,326
Total operating lease assets	$6,587	$3,326

Lease liabilities - Operating leases
Capitalization - Other	$5,152	$2,256
Other current liabilities	1,529	1,164
Total operating lease liabilities	$6,681	$3,420

		2023	2022
		(dollars in thousands)
Lease Cost	Classification
Finance lease cost:
Amortization of leased assets	Depreciation and amortization	$8,398	$7,542
Interest on lease liabilities	Interest expense	$6,551	$7,408

Operating lease cost	Inventory(1) & production expense	$1,441	$995
Total lease cost		$16,390	$15,945
__________________
(1)The majority of our operating lease costs relate to our railcar leases and such costs are added to the cost of our fossil-fuel inventories and are recognized in fuel expense as the inventories are consumed.

	December 31, 2023	December 31, 2022
Lease Term and Discount Rate

Weighted-average remaining lease term (in years):
Finance leases	5.26	5.94
Operating leases	5.77	6.44

Weighted-average discount rate:
Finance leases	11.05%	11.05%
Operating leases	6.37%	5.52%

	2023	2022
	(dollars in thousands)
Other Information:
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$6,551	$7,408
Operating cash flows from operating leases	$1,410	$1,009
Financing cash flows from finance leases	$8,398	$7,541

Right-of-use assets obtained in exchange for new operating lease liabilities	$4,503	$1,954
Maturity analysis of our finance and operating lease liabilities as of December 31, 2023 is as follows:

	(dollars in thousands)
Year Ending December 31,	Finance Leases	Operating Leases	Total
2024	$14,949	$1,913	$16,862
2025	14,949	1,703	16,652
2026	14,949	1,412	16,361
2027	14,949	1,134	16,083
2028	3,052	1,026	4,078
Thereafter	7,633	795	8,428
Total lease payments	$70,481	$7,983	$78,464
Less: imputed interest	(17,544)	(1,302)	(18,846)
Present value of lease liabilities	$52,937	$6,681	$59,618
As a lessor, we primarily lease office space to several tenants within our headquarters building. Several of these tenants are related parties. We account for all of these lease agreements as operating leases.
Lease income recognized during 2023 and 2022 was as follows:

	2023	2022
	(dollars in thousands)
Lease income	$6,776	$6,539

Leases	Leases:
As a lessee, we have a relatively small portfolio of leases with the most significant being our 60% undivided interest in Scherer Unit No. 2 and railcar leases for the transportation of coal. We also have various other leases of minimal value.
We classify our four Scherer Unit No. 2 leases as finance leases and our railcar leases as operating leases. We have made an accounting policy election not to recognize right-of-use assets and lease liabilities that arise from short-term leases, leases having an initial term of 12 months or less, for any class of underlying asset. We recognize lease expense for short-term leases on a straight-line basis over the lease term. Lease expense recognized for our short-term leases during 2023 and 2022 was insignificant.
Finance Leases
Three of our Scherer Unit No. 2 finance leases have lease terms through December 31, 2027, and one lease extends through June 30, 2031. At the end of the leases, we can elect at our sole discretion to:
•Renew the leases for a period of not less than one year and not more than five years at fair market value,
•Purchase the undivided interest at fair market value, or
•Redeliver the undivided interest to the lessors.
For rate-making purposes, we include the actual lease payments for our finance leases in our cost of service. The difference between lease payments and the aggregate of the amortization on the right-of-use asset and the interest on the finance lease obligation is recognized as a regulatory asset. Finance lease amortization is recorded in depreciation and amortization expense.
Operating Leases
Our railcar operating leases have terms that extend through November 30, 2028. At the end of the railcar operating leases, we can renew at terms mutually agreeable by us and the lessors, purchase the assets or return the assets to the lessors. We have additional operating leases including one for office equipment that has a term extending through October 31, 2028 and one for real property at one of our electric generating facilities that has a term extending through February 2042 with one renewal option for a 20-year term.
The exercise of renewal options for our finance and operating leases is at our sole discretion.
As all of our operating leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at the time new lease agreements are entered into or reassessed to determine the present value of lease payments.
We combine lease and nonlease components for all lease agreements.

Classification	2023	2022
	(dollars in thousands)
Right-of-use assets - Finance leases
Right-of-use assets	$302,732	$302,732
Less: Accumulated provision for depreciation	(278,586)	(272,876)
Total finance lease assets	$24,146	$29,856

Lease liabilities - Finance leases
Obligations under finance leases	$43,586	$52,937
Long-term debt and finance leases due within one year	9,351	8,398
Total finance lease liabilities	$52,937	$61,335

Classification	2023	2022
	(dollars in thousands)
Right-of-use assets - Operating leases
Electric plant in service, net	$6,587	$3,326
Total operating lease assets	$6,587	$3,326

Lease liabilities - Operating leases
Capitalization - Other	$5,152	$2,256
Other current liabilities	1,529	1,164
Total operating lease liabilities	$6,681	$3,420

		2023	2022
		(dollars in thousands)
Lease Cost	Classification
Finance lease cost:
Amortization of leased assets	Depreciation and amortization	$8,398	$7,542
Interest on lease liabilities	Interest expense	$6,551	$7,408

Operating lease cost	Inventory(1) & production expense	$1,441	$995
Total lease cost		$16,390	$15,945
__________________
(1)The majority of our operating lease costs relate to our railcar leases and such costs are added to the cost of our fossil-fuel inventories and are recognized in fuel expense as the inventories are consumed.

	December 31, 2023	December 31, 2022
Lease Term and Discount Rate

Weighted-average remaining lease term (in years):
Finance leases	5.26	5.94
Operating leases	5.77	6.44

Weighted-average discount rate:
Finance leases	11.05%	11.05%
Operating leases	6.37%	5.52%

	2023	2022
	(dollars in thousands)
Other Information:
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$6,551	$7,408
Operating cash flows from operating leases	$1,410	$1,009
Financing cash flows from finance leases	$8,398	$7,541

Right-of-use assets obtained in exchange for new operating lease liabilities	$4,503	$1,954
Maturity analysis of our finance and operating lease liabilities as of December 31, 2023 is as follows:

	(dollars in thousands)
Year Ending December 31,	Finance Leases	Operating Leases	Total
2024	$14,949	$1,913	$16,862
2025	14,949	1,703	16,652
2026	14,949	1,412	16,361
2027	14,949	1,134	16,083
2028	3,052	1,026	4,078
Thereafter	7,633	795	8,428
Total lease payments	$70,481	$7,983	$78,464
Less: imputed interest	(17,544)	(1,302)	(18,846)
Present value of lease liabilities	$52,937	$6,681	$59,618
As a lessor, we primarily lease office space to several tenants within our headquarters building. Several of these tenants are related parties. We account for all of these lease agreements as operating leases.
Lease income recognized during 2023 and 2022 was as follows:

	2023	2022
	(dollars in thousands)
Lease income	$6,776	$6,539

Leases	Leases:
As a lessee, we have a relatively small portfolio of leases with the most significant being our 60% undivided interest in Scherer Unit No. 2 and railcar leases for the transportation of coal. We also have various other leases of minimal value.
We classify our four Scherer Unit No. 2 leases as finance leases and our railcar leases as operating leases. We have made an accounting policy election not to recognize right-of-use assets and lease liabilities that arise from short-term leases, leases having an initial term of 12 months or less, for any class of underlying asset. We recognize lease expense for short-term leases on a straight-line basis over the lease term. Lease expense recognized for our short-term leases during 2023 and 2022 was insignificant.
Finance Leases
Three of our Scherer Unit No. 2 finance leases have lease terms through December 31, 2027, and one lease extends through June 30, 2031. At the end of the leases, we can elect at our sole discretion to:
•Renew the leases for a period of not less than one year and not more than five years at fair market value,
•Purchase the undivided interest at fair market value, or
•Redeliver the undivided interest to the lessors.
For rate-making purposes, we include the actual lease payments for our finance leases in our cost of service. The difference between lease payments and the aggregate of the amortization on the right-of-use asset and the interest on the finance lease obligation is recognized as a regulatory asset. Finance lease amortization is recorded in depreciation and amortization expense.
Operating Leases
Our railcar operating leases have terms that extend through November 30, 2028. At the end of the railcar operating leases, we can renew at terms mutually agreeable by us and the lessors, purchase the assets or return the assets to the lessors. We have additional operating leases including one for office equipment that has a term extending through October 31, 2028 and one for real property at one of our electric generating facilities that has a term extending through February 2042 with one renewal option for a 20-year term.
The exercise of renewal options for our finance and operating leases is at our sole discretion.
As all of our operating leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at the time new lease agreements are entered into or reassessed to determine the present value of lease payments.
We combine lease and nonlease components for all lease agreements.

Classification	2023	2022
	(dollars in thousands)
Right-of-use assets - Finance leases
Right-of-use assets	$302,732	$302,732
Less: Accumulated provision for depreciation	(278,586)	(272,876)
Total finance lease assets	$24,146	$29,856

Lease liabilities - Finance leases
Obligations under finance leases	$43,586	$52,937
Long-term debt and finance leases due within one year	9,351	8,398
Total finance lease liabilities	$52,937	$61,335

Classification	2023	2022
	(dollars in thousands)
Right-of-use assets - Operating leases
Electric plant in service, net	$6,587	$3,326
Total operating lease assets	$6,587	$3,326

Lease liabilities - Operating leases
Capitalization - Other	$5,152	$2,256
Other current liabilities	1,529	1,164
Total operating lease liabilities	$6,681	$3,420

		2023	2022
		(dollars in thousands)
Lease Cost	Classification
Finance lease cost:
Amortization of leased assets	Depreciation and amortization	$8,398	$7,542
Interest on lease liabilities	Interest expense	$6,551	$7,408

Operating lease cost	Inventory(1) & production expense	$1,441	$995
Total lease cost		$16,390	$15,945
__________________
(1)The majority of our operating lease costs relate to our railcar leases and such costs are added to the cost of our fossil-fuel inventories and are recognized in fuel expense as the inventories are consumed.

	December 31, 2023	December 31, 2022
Lease Term and Discount Rate

Weighted-average remaining lease term (in years):
Finance leases	5.26	5.94
Operating leases	5.77	6.44

Weighted-average discount rate:
Finance leases	11.05%	11.05%
Operating leases	6.37%	5.52%

	2023	2022
	(dollars in thousands)
Other Information:
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$6,551	$7,408
Operating cash flows from operating leases	$1,410	$1,009
Financing cash flows from finance leases	$8,398	$7,541

Right-of-use assets obtained in exchange for new operating lease liabilities	$4,503	$1,954
Maturity analysis of our finance and operating lease liabilities as of December 31, 2023 is as follows:

	(dollars in thousands)
Year Ending December 31,	Finance Leases	Operating Leases	Total
2024	$14,949	$1,913	$16,862
2025	14,949	1,703	16,652
2026	14,949	1,412	16,361
2027	14,949	1,134	16,083
2028	3,052	1,026	4,078
Thereafter	7,633	795	8,428
Total lease payments	$70,481	$7,983	$78,464
Less: imputed interest	(17,544)	(1,302)	(18,846)
Present value of lease liabilities	$52,937	$6,681	$59,618
As a lessor, we primarily lease office space to several tenants within our headquarters building. Several of these tenants are related parties. We account for all of these lease agreements as operating leases.
Lease income recognized during 2023 and 2022 was as follows:

	2023	2022
	(dollars in thousands)
Lease income	$6,776	$6,539